                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Tocqueville Asset Management L.P.
Address: 1675 Broadway
         New York, New York 10019


Form 13F File Number:  028-03063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth F. Bosco
Title:   Compliance Officer
Phone:   (212) 698-0845

Signature, Place, and Date of Signing:

         /s/ Elizabeth F. Bosco     New York, NY         5/15/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     150

Form 13F Information Table Value Total:     $486,154,631



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                        Tocqueville Asset Management LP
                                                                    FORM 13F
                                                                 March 31, 2000
   COLUMN 1           COLUMN 2  COLUMN 3    COLUMN 4          COLUMN 5             COLUMN 6        COLUMN 7     COLUMN 8
   ---------          --------  --------    --------          --------             ---------       --------     --------
                                                                             INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                             ---------------------           -------------------
                       TITLE                             SHRS OR   SH/ PUT/   (A)     (B)    (C)    OTHER       (A)   (B)    (C)
NAME OF ISSUER         CLASS    CUSIP       VALUE        PRN AMT   PRN CALL   SOLE    SHARE  OTHER  MANAGERS    SOLE  SHARE  NONE
---------------------  -----  ---------  ------------    --------- --- ---   ----    -----  -----  -------- --------- -----  ----

COMMON STOCKS
-------------
3Com Corp.              COM   885535104       940062.5       16900  x                                         16900
AT&T Corp.              COM   001957109    10809184.38      191950  x                                        191950
Adobe Systems Inc.      COM   00724F101    12389081.25      111300  x                                        111300
Alcoa Inc.              COM   013817101      8817077.5      125510  x                                        125510
Alexander & Baldwin
  Inc.                  COM   014482103        3320625      161000  x                                        161000
Allstate Corp           COM   020002101      6834187.5      287000  x                                        287000
Alza Corp. (Cl A)       COM   022615108        1833050       48800  x                                         48800
American General Corp.  COM   026351106         264461        4712  x                                          4712
American Home Products  COM   026609107        5009500       93200  x                                         93200
American Int'l Group    COM   026874107         273750        2500  x                                          2500
Amgen Inc.              COM   031162100         613750       10000  x                                         10000
Anadarko Petroleum
  Corp.                 COM   032511107      1601662.5       41400  x                                         41400
Analysts International
  Corp.                 COM   032681108      4101087.5      415300  x                                        415300
Anixter Int'l Inc.      COM   035290105        2787500      100000  x                                        100000
Apache Corp.            COM   037411105         298500        6000  x                                          6000
Apex Silver Mines Ltd.  COM   G04074103       613812.5       61000  x                                         61000
Atlantic Richfield      COM   048825103         263330        3098  x                                          3098
Autodesk Inc.           COM   052769106         395850        8700  x                                          8700
Avatex Corp.            COM   05349F402      936031.25     1361500  x                                       1361500
BJ's Wholesale Club Inc COM   05548J106      424811.25       11070  x                                         11070
BP Amoco PLC            COM   055622104       240157.5        4510  x                                          4510
Baker Hughes Inc.       COM   057224107        8624275      285100  x                                        285100
Baldor Electric Co      COM   057741100     4145307.61      229498  x                                        229498
Bank of New York        COM   064057102      465001.25       11188  x                                         11188
BankAmerica Corp.       COM   060505104     4594259.13       87614  x                                         87614
Battle Mountain Gold Co COM   071593107         581250      300000  x                                        300000
Bear Stearns Companies
  Inc                   COM   073902108      919936.88       20163  x                                         20163
Bindley Western
  Industry Inc.         COM   090324104     1365879.37      100710  x                                        100710
Boeing Company          COM   097023105      8159937.5      215800  x                                        215800



                                4




Burlington Industries
  Inc New               COM   121693105      5727312.5     1309100  x                                       1309100
Burlington Resources
  Inc.                  COM   122014103        1073000       29000  x                                         29000
C R Bard Inc            COM   067383109        1160625       30000  x                                         30000
Cameco Corp.            COM   13321L108         456500       44000  x                                         44000
Catellus Development
  Corp.                 COM   149111106      4793812.5      345500  x                                        345500
Chemfab Corp.           COM   16361L102         438750       30000  x                                         30000
Circle Corp.            COM   172559106       194166.5       35303  x                                         35303
CitiGroup Inc.          COM   172967101      829268.75       13850  x                                         13850
Colorado MEDtech, Inc.  COM   19652U104      2916112.5      370300  x                                        370300
Compaq Computer Corp.   COM   204493100         675000       25000  x                                         25000
Corn Products
  International, Inc.   COM   219023108     3260468.75      135500  x                                        135500
Corning Inc.            COM   219350105         252200        1300  x                                          1300
Deluxe Corp.            COM   248019101        6834350      257900  x                                        257900
Dime Bancorp Inc.       COM   25429Q102        3801750      205500  x                                        205500
Dura Pharmaceuticals
  Inc.                  COM   26632S109    10292018.75      835900  x                                        835900
Eastman Kodak           COM   277461109     5490450.63      101090  x                                        101090
Echo Bay Mines Ltd.     COM   278751102         262500      200000  x                                        200000
Elan Corp. PLC          COM   284131208        4051750       85300  x                                         85300
Engineered Supp Systems COM   292866100        3027475      222200  x                                        222200
Exxon Mobil Corp.       COM   30231G102      308944.25        3964  x                                          3964
Fedders Corp            COM   313135105        4769065      857360  x                                        857360
Federal Signal Corp.    COM   313855108      4714312.5      261000  x                                        261000
Financial Security
  Assurance Hldgs Ltd   COM   31769P100     7042656.25       95900  x                                         95900
Gartner Group, Inc.     COM   366651107        1575000      100000  x                                        100000
General Electric Co.    COM   369604103     1641688.13       10549  x                                         10549
Genzyme Corp.           COM   372917104        1674175       33400  x                                         33400
Genzyme Surgical
  Products              COM   372917609         131224       11168  x                                         11168
Global Industries Ltd   COM   379336100        2881125      197000  x                                        197000
H & Q Healthcare
  Investors-SBI         COM   404052102     3116348.25      116499  x                                        116499
H & R Block Inc         COM   093671105        6882550      153800  x                                        153800
HSB Group Inc.          COM   40428N109      247415.63        8550  x                                          8550
Hanna M A Co.           COM   410522106         565625       50000  x                                         50000
Healthsouth Corp        COM   421924101         284375       50000  x                                         50000
Homestake Mining        COM   437614100        3201000      533500  x                                        533500
Humana Inc              COM   444859102      2031412.5      277800  x                                        277800
Idexx Laboratories
  Corp.                 COM   45168D104         932500       40000  x                                         40000
Illinois Tool Wks       COM   452308109     1006931.25       18225  x                                         18225
Inco Ltd                COM   453258402       14461125      787000  x                                        787000
Informix Corp.          COM   45665P105     4960993.75      292900  x                                        292900
Input/Output Inc        COM   457652105      7364087.5     1202300  x                                       1202300
Int'l Business Machines COM   459200101       10201100       86450  x                                         86450
Intel Corp.             COM   458140100      277068.75        2100  x                                          2100


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

InterVoice-Brite Inc.   COM   461142101      2237812.5       77500  x                                         77500
Intl Flavors &
  Fragrances            COM   459506101        3295875       94000  x                                         94000
Intl Multifoods Corp.   COM   460043102         535000       40000  x                                         40000
Ivax Corp.              COM   465823102         953750       35000  x                                         35000
Jennifer Convertibles
  Inc                   COM   476153101         231250      100000  x                                        100000
Johnson & Johnson       COM   478160104         878406       12504  x                                         12504
Jones Pharma Inc.       COM   480236108       200596.5        6604  x                                          6604
K Mart Corp.            COM   482584109     7239110.31      747263  x                                        747263
Kinross Gold Corp.      COM   496902107      451718.75      289100  x                                        289100
Knightsbridge Tankers
  Ltd.                  COM   G5299G106        1902375      106800  x                                        106800
Lam Research Corp.      COM   512807108       459637.5       10200  x                                         10200
Litton Industries, Inc. COM   538021106     7021393.75      158900  x                                        158900
Lockheed Martin Corp.   COM   539830109     1028006.25       50300  x                                         50300
Longview Fibre Co.      COM   543213102        3989875      270500  x                                        270500
Mattel Inc.             COM   577081102        2903250      276500  x                                        276500
Mcdonalds Corp.         COM   580135101      424206.25       11350  x                                         11350
Mckesson Corp. New      COM   58155Q103        5995500      285500  x                                        285500
Mentor Graphics Corp.   COM   587200106      1656187.5      109500  x                                        109500
Midway Games Inc.       COM   598148104       137773.5       10398  x                                         10398
Murphy Oil Corp.        COM   626717102        9346775      162200  x                                        162200
Nabors Industries Inc   COM   629568106     8496056.25      218900  x                                        218900
Nat'L Comp Sys          COM   635519101         446600        8800  x                                          8800
Newmont Mining Corp.    COM   651639106     5488122.75      244596  x                                        244596
News Communications,
  Inc.                  COM   652484809          47619       31746  x                                         31746
Northrop Grumman Corp.  COM   666807102     6495431.25      122700  x                                        122700
Oceaneering Int'l       COM   675232102        2531250      135000  x                                        135000
Ogden Corp.             COM   676346109     3859393.75      323300  x                                        323300
Olin Corp               COM   680665205        8378000      472000  x                                        472000
Omnicare, Inc.          COM   681904108       663437.5       55000  x                                         55000
Osmonics Inc.           COM   688350107         644800       80600  x                                         80600
Owens & Minor Inc
  Holding Co.           COM   690732102      3352187.5      315500  x                                        315500
PE Corp. - PE
  Biosystems Group      COM   69332S102         216160        2240  x                                          2240
PSC Inc                 COM   69361E107         611875      110000  x                                        110000
Pactiv Corp.            COM   695257105       262362.5       30200  x                                         30200
Pairgain Technologies
  Inc.                  COM   695934109     3099321.88      165850  x                                        165850
Perrigo Co.             COM   714290103        1518750      200000  x                                        200000
Phelps Dodge            COM   717265102       10848875      229000  x                                        229000
Philip Morris Co's Inc. COM   718154107      1916037.5       90700  x                                         90700
Photoworks, Inc.        COM   71940B109         716675      105200  x                                        105200
Placer Dome Inc.        COM   725906101        1620450      199440  x                                        199440
Polaroid Corp           COM   731095105         997500       42000  x                                         42000
Procter & Gamble        COM   742718109        4028450       71300  x                                         71300




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

Quintiles Transnational
  Corp.                 COM   748767100       863362.5       50600  x                                         50600
Raytheon Co. Class B    COM   755111408        6725475      378900  x                                        378900
Reader's Digest
 Association Inc Cl A   COM   755267101      5642312.5      159500  x                                        159500
Renal Care Group, Inc.  COM   759930100         650625       30000  x                                         30000
Romac International
  Inc.                  COM   775835101        1613125      178000  x                                        178000
SAGA Systems, Inc.      COM   786610105        1876875       52500  x                                         52500
Schein Henry Inc.       COM   806407102        2622375      162000  x                                        162000
Schering Plough Corp.   COM   806605101         207900        5600  x                                          5600
Schlumberger Ltd.       COM   806857108        1262250       16500  x                                         16500
Schulman,A Inc.         COM   808194104        5949250      449000  x                                        449000
Sonoco Products Co.     COM   835495102         292215       12705  x                                         12705
Sprint Corp.            COM   852061100         461725        7300  x                                          7300
State Auto Financial
  Corp.                 COM   855707105         102144       12768  x                                         12768
Steelcase Inc.          COM   858155203        1020000       85000  x                                         85000
Stillwater Mining Co    COM   86074Q102        7476000      186900  x                                        186900
Storage Technology
  Corp.                 COM   862111200      4803562.5      301400  x                                        301400
Systems & Computer
  Technology Corp       COM   871873105    21395067.38      915297  x                                        915297
Tellabs Inc.            COM   879664100     2384651.42       37861  x                                         37861
Tenet Healthcare Corp   COM   88033G100        6944775      298700  x                                        298700
Teva Pharmaceutical
  Ind. Ltd spd ADR      COM   881624209         746250       20000  x                                         20000
Texaco Inc.             COM   881694103        7643250      142200  x                                        142200
Texas Instruments Inc.  COM   882508104         960000        6000  x                                          6000
Thoratec Laboratories
  Corp. New             COM   885175307       213776.5       16604  x                                         16604
Transocean Sedco Forex
  Inc.                  COM                  1415814.5       27592  x                                         27592
Ultrak Inc              COM   903898401     1159668.88      127087  x                                        127087
Union Pacific Resources
  Group                 COM   907834105        1127317       77746  x                                         77746
Unisys Corp.            COM   909214108     2545631.25       99100  x                                         99100
United Healthcare Corp. COM   910581107       924187.5       15500  x                                         15500
United Stationers, Inc. COM   913004107      1605937.5       45000  x                                         45000
Unitrin, Inc.           COM   913275103        5636550      141800  x                                        141800
UnumProvident Corp.     COM   91529Y106      431906.25       25500  x                                         25500
Varco International
  Inc.                  COM   922126107       12281600      972800  x                                        972800
Walt Disney Production  COM   254687106         251625        6100  x                                          6100
Waste Management, Inc.  COM   94106L109     2715832.69      198417  x                                        198417
Wave Technologies Intl
  Inc                   COM   94352Q109         736250       77500  x                                         77500
Westvaco Corp.          COM   961548104     15809737.5      473700  x                                        473700
Xerox                   COM   984121103       13096200      503700  x                                        503700
                                      ----------------
                                           486154630.5


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